Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	426.70
Total Transaction Valuation	3,089,823.42
Total Offset Amount	0.00
Net Fee	$ 426.70
Offering Table N/A
Offset Table N/A	N/A